UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(ZIP code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2006 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 22.7%
Brady Corporation	478,900	$16,838,124
CDW Corporation	405,100	24,986,568
Charles River Laboratories International, Inc.*	520,000	22,573,200
CLARCOR Inc.	365,000	11,128,850
Copart, Inc.*	195,000	5,497,050
Invitrogen Corporation*	295,000	18,705,950
Landauer, Inc.	10,000	507,500
Manpower Inc.	145,100	8,890,277
ScanSource, Inc.*	660,000	20,017,800
		$129,145,319
PRODUCER DURABLES — 13.2%
Franklin Electric Co., Inc.	76,100	$4,043,954
Graco Inc.	290,000	11,327,400
HNI Corporation	392,200	16,307,676
IDEX Corporation	287,700	12,385,485
Oshkosh Truck Corporation	240,000	12,112,800
Zebra Technologies Corporation (Class A)*	525,000	18,763,500
		$74,940,815
TECHNOLOGY — 11.1%
Cognex Corporation	815,000	$20,586,900
Maxim Integrated Products, Inc.	205,000	5,754,350
Microchip Technology Incorporated	375,000	12,157,500
Plantronics, Inc.	846,000	14,830,380
SanDisk Corporation*	185,000	9,904,900
		$63,234,030
RETAILING — 8.2%
CarMax, Inc.*	575,000	$23,983,250
O’Reilly Automotive, Inc.*	680,000	22,582,800
		$46,566,050
ENERGY — 7.9%
Helix Energy Solutions Group, Inc.*	590,000	$19,706,000
Noble Corporation	280,000	17,970,400
Tidewater Inc.	170,000	7,512,300
		$45,188,700
HEALTH CARE — 7.6%
AmSurg Corporation*	345,000	$7,679,700
Bio-Rad Laboratories, Inc.*	136,700	9,668,791
Health Management Associates, Inc.	390,300	8,157,270
Lincare Holdings Inc.*	510,000	17,666,400
		$43,172,161
TRANSPORATION — 5.2%
Heartland Express, Inc.	1,077,000	$16,887,360
Knight Transporation, Inc.	745,000	12,627,750
		$29,515,110
FINANCIAL — 4.3%
Brown & Brown, Inc.	435,000	$13,293,600
First American Corporation	260,000	11,008,400
		$24,302,000
CONSUMER DURABLES — 3.0%
Briggs & Stratton Corporation	112,300	$3,093,865
Polaris Industries Inc.	335,000	13,785,250
		$16,879,115

TOTAL COMMON STOCKS — 83.2% (Cost $391,784,768)		$472,943,300

SHORT-TERM INVESTMENTS — 17.0% (Cost $96,327,465)
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 5.35% 10/2/06	$10,606,000	$10,604,424
Barclays U.S. Funding, Inc. — 5.225% 10/13/06	20,000,000	19,965,167
Toyota Motor Credit Corporation — 5.23% 10/20/06	18,000,000	17,950,315
ChevronTexaco Funding Corporation — 5.21% 10/27/06	28,000,000	27,894,642
AIG Funding, Inc. — 5.225% 10/31/06	20,000,000	19,912,917
TOTAL SHORT-TERM INVESTMENTS		$96,327,465

TOTAL INVESTMENTS — 100.2% (Cost $488,112,233)(A)		$569,270,765
Other assets and liabilities, net — (0.2)%		(1,035,604)
TOTAL NET ASSETS — 100.0%		$568,235,161

*Non-income producing security

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$93,667,919
Gross unrealized depreciation:	(12,509,387)
Net unrealized appreciation:	$81,158,532

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date: November 20, 2006